Shareholder Fees {- Fidelity Mid-Cap Stock Fund}	Jun. 29, 2022 USD ($)
04.30 Fidelity Small Cap Stock Fund, Mid-Cap Stock Fund, & Large Cap Stock Retail Combo PRO-12 | Fidelity Mid-Cap Stock Fund
Shareholder Fees:
(fees paid directly from your investment)	none